Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2015				2014
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	–	–	–	–
Total preferred stock(a)	189,910	$5,686	$185	$5,501	159,910	$4,936	$180	$4,756
(a)	The par value of all shares issued and outstanding at December 31, 2015 and 2014, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2015	52	$2,246
2014	54	2,262
2013	65	2,336

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For- Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2015
Balance at beginning of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)
Changes in unrealized gains and losses	(457)	–	(25)	(142)	–	(624)
Foreign currency translation adjustment(a)	–	–	–	–	20	20
Reclassification to earnings of realized gains and losses	–	(25)	195	223	–	393
Applicable income taxes	176	9	(65)	(31)	(1)	88

Balance at end of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)

2014
Balance at beginning of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
Changes in unrealized gains and losses	764	–	(41)	(733)	–	(10)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	1	–	–	–	–	1
Foreign currency translation adjustment(a)	–	–	–	–	(4)	(4)
Reclassification to earnings of realized gains and losses	(3)	(30)	186	144	–	297
Applicable income taxes	(293)	12	(56)	226	2	(109)

Balance at end of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)

2013
Balance at beginning of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
Changes in unrealized gains and losses	(1,223)	–	37	590	–	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	–	–	–	–	8
Foreign currency translation adjustment(a)	–	–	–	–	(34)	(34)
Reclassification to earnings of realized gains and losses	(9)	(59)	192	249	–	373
Applicable income taxes	468	22	(86)	(317)	14	101

Balance at end of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2015	2014	2013
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$1	$11	$23	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	(1)	(8)	(14)

	–	3	9	Total before tax
	–	(1)	(4)	Applicable income taxes

	–	2	5	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	25	30	59	Interest income
	(9)	(12)	(22)	Applicable income taxes

	16	18	37	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(195)	(186)	(192)	Net interest income
	75	71	74	Applicable income taxes

	(120)	(115)	(118)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(223)	(144)	(249)	Employee benefits expense
	85	56	96	Applicable income taxes

	(138)	(88)	(153)	Net-of-tax
Total impact to net income	$(242)	$(183)	$(229)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2015	2014

Basel III transitional standardized approach:
Common shareholders’ equity	$40,630	$38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,295)	(8,403)
Other disallowed intangible assets	(335)	(165)
Other(a)	612	701

Total common equity tier 1 capital	32,612	30,856
Qualifying preferred stock	5,501	4,756
Noncontrolling interests eligible for tier 1 capital	318	408

Total tier 1 capital	38,431	36,020
Eligible portion of allowance for credit losses	4,255	3,957
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,616	3,215
Other	11	16

Total tier 2 capital	6,882	7,188

Total risk-based capital	$45,313	$43,208

Risk-weighted assets	$341,360	$317,398

Basel III transitional advanced approaches:
Common shareholders’ equity	$40,630	$38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,295)	(8,403)
Other disallowed intangible assets	(335)	(165)
Other(a)	612	701

Total common equity tier 1 capital	32,612	30,856
Qualifying preferred stock	5,501	4,756
Noncontrolling interests eligible for tier 1 capital	318	408

Total tier 1 capital	38,431	36,020
Eligible portion of allowance for credit losses	1,204	1,224
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,616	3,215
Other	11	16

Total tier 2 capital	3,831	4,455

Total risk-based capital	$42,262	$40,475

Risk-weighted assets	$261,668	$248,596
(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios
TABLE 23 REGULATORY CAPITAL RATIOS

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2015	2014	2015	2014
Basel III transitional standardized approach:
Common equity tier 1 capital	$32,612	$30,856	$33,831	$32,381
Tier 1 capital	38,431	36,020	34,148	32,789
Total risk-based capital	45,313	43,208	41,112	40,008
Risk-weighted assets	341,360	317,398	336,938	313,261
Common equity tier 1 capital as a percent of risk-weighted assets	9.6%	9.7%	10.0%	10.3%
Tier 1 capital as a percent of risk-weighted assets	11.3	11.3	10.1	10.5
Total risk-based capital as a percent of risk-weighted assets	13.3	13.6	12.2	12.8
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.5	9.3	8.5	8.6
Basel III transitional advanced approaches:
Common equity tier 1 capital	$32,612	$30,856	$33,831	$32,381
Tier 1 capital	38,431	36,020	34,148	32,789
Total risk-based capital	42,262	40,475	38,090	37,299
Risk-weighted assets	261,668	248,596	258,207	245,007
Common equity tier 1 capital as a percent of risk-weighted assets	12.5%	12.4%	13.1%	13.2%
Tier 1 capital as a percent of risk-weighted assets	14.7	14.5	13.2	13.4
Total risk-based capital as a percent of risk-weighted assets	16.2	16.3	14.8	15.2

Bank Regulatory Capital Requirements

	Minimum	Well- Capitalized
2015
Common equity tier 1 capital as a percent of risk-weighted assets	4.5%	6.5%
Tier 1 capital as a percent of risk-weighted assets	6.0	8.0
Total risk-based capital as a percent of risk-weighted assets	8.0	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
2014
Common equity tier 1 capital as a percent of risk-weighted assets	4.0%	*
Tier 1 capital as a percent of risk-weighted assets	5.5	6.0%
Total risk-based capital as a percent of risk-weighted assets	8.0	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
*	Not applicable.